Non-Controlling Interest - Aggregation of Subsidiaries (Details) - Subsidiaries with material non-controlling interests [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-Controlling Interests [Line Items]
Total revenue	$ 7,771	$ 5,224
Income/(loss) for the year	(49,644)	(54,869)
Other comprehensive income/(loss)	0
Total comprehensive income/(loss) for the year	(49,644)	(54,869)
Total assets	66,118	68,339
Total Liabilities	218,101	185,809
Net assets/(liabilities)	(151,982)	(117,470)
Internal
Non-Controlling Interests [Line Items]
Total revenue	0	3,267	$ 8,006
Income/(loss) for the year	0	(2,407)	(26,668)
Other comprehensive income/(loss)	0		0
Total comprehensive income/(loss) for the year	0	(2,407)	(26,668)
Total assets	0	1,297
Total Liabilities	0	12,086
Net assets/(liabilities)	0	(10,788)
Controlled Founded Entities
Non-Controlling Interests [Line Items]
Total revenue	7,771	1,957	41
Income/(loss) for the year	(50,436)	(53,535)	(23,871)
Other comprehensive income/(loss)	0		0
Total comprehensive income/(loss) for the year	(50,436)	(53,535)	(23,871)
Total assets	66,279	67,048
Total Liabilities	228,856	188,345
Net assets/(liabilities)	(162,576)	(121,296)
Non-Controlled Founded Entities
Non-Controlling Interests [Line Items]
Total revenue	0	0	0
Income/(loss) for the year	0	0	(47,905)
Other comprehensive income/(loss)	0		(10)
Total comprehensive income/(loss) for the year	0	0	$ (47,915)
Total assets	0	0
Total Liabilities	0	0
Net assets/(liabilities)	0	0
Intra-group eliminations
Non-Controlling Interests [Line Items]
Total revenue	0	0
Income/(loss) for the year	792	1,073
Other comprehensive income/(loss)	0
Total comprehensive income/(loss) for the year	792	1,073
Total assets	(161)	(7)
Total Liabilities	(10,755)	(14,621)
Net assets/(liabilities)	$ 10,594	$ 14,615